Disclosures on Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	₨ 48,331.3	$ 698.9	₨ 204,313.4
Financial liabilities measured at fair value	74,049.7	1,070.7	86,578.6
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	19,481.9	281.7	147,007.0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	21,466.8	310.5	53,230.3
Financial liabilities measured at fair value	74,049.7	1,070.7	86,578.6
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	7,382.6	$ 106.8	4,076.1
Available-for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value			147,007.0
Available-for-sale financial assets [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value			147,007.0
Unquoted Equity Investments, at Cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value			4,076.1
Unquoted Equity Investments, at Cost [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value			4,076.1
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	21,466.8		53,230.3
Financial liabilities measured at fair value	74,049.7		86,578.6
Derivative financial instruments [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	21,466.8		53,230.3
Financial liabilities measured at fair value	74,049.7		₨ 86,578.6
Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	26,864.5
Investments [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	19,481.9
Investments [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value	₨ 7,382.6